Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 4,387,797	$ 1,931,068	$ 11,754,558
Marketable Securities	2,281,074
Inventory	93,663	441,404	304,266
Account receivable	3,012	647,530	695,319
Prepaid expenses and deposits	605,818	814,114	617,302
Investment in affiliates	794,717	2,917,373	2,908,300
Total current assets	8,166,081	6,751,489	16,279,745
Long-Term Assets
Right of use assets	521,519	643,977	797,311
Intangible assets, net		291,533	364,417
Intellectual property, net	2,612,907		375,000
Goodwill		941,937	941,937
Fixed assets, net	30,923	61,827	109,055
Total assets	11,331,430	8,690,763	18,867,465
Liabilities and Shareholders’ Equity
Accounts Payable	1,689,697	1,927,188	1,242,928
Convertible notes, net of discounts	2,000,000	2,000,000
Current portion of lease liability	206,015	164,170	118,102
Accrued interest and other accrued liabilities		366,619	160,508
Accrued liabilities	89,245	255,714
Accrued interest	229,261	110,905
Covid - 19 SBA Loan	49,166	47,533	47,547
Total current Liabilities	4,263,384	4,505,510	1,569,085
Long-term portion lease liability	358,920	519,659	695,961
Total liabilities	4,622,304	5,025,169	2,265,046
Shareholders’ Equity
Preferred stock, $0.001 par value, 100,000 shares authorized of which none are issued and outstanding
Common stock, $.001 par value, 100,000,000 shares authorized, of which 37,208,759 and 22,338,888 shares issued and outstanding as of September 30, 2023 and December 31, 2022	37,209	22,339	24,046
Additional paid-in capital	65,950,427	53,763,929	51,668,019
Common stock payable	725,230	477,000	285,000
Accumulated deficits	(60,003,740)	(50,597,674)	(35,374,646)
Total Shareholders’ Equity	6,709,126	3,665,594	16,602,419
Total Liabilities and Shareholders’ Equity	$ 11,331,430	$ 8,690,763	$ 18,867,465